SHARE-BASED PAYMENTS - DSU Activity (Details) - Deferred Share Unit (DSU)	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	675,097	691,698
Units granted (in shares)	92,210.6334748337	99,631.5548177762
Units redeemed (in shares)	(253,176)	(143,560)
Dividends paid in units (in shares)	9,338.33546070781	27,326.7169901265
Units outstanding, end of year (in shares)	523,470	675,097
Units vested, end of year (in shares)	523,470	675,097